The Victory Variable Insurance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  July 6, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      The Victory Variable Insurance Funds
                           File Nos. 333-62051; 811-8979; CIK: 0001068663
                           ----------------------------------------------

Ladies and Gentlemen:

         On behalf of The Victory Variable Insurance Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus for the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund, each a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 1, 1999.

         If you have any questions or comments regarding this filing, please call George P. Attisano at (212) 715-9289.

                                            Very truly yours,


                                            The Victory Variable Insurance Funds


                                                     By:  /s/ Joel B. Engle
                                                          -----------------
                                                          Joel B. Engle
                                                          Treasurer